UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, July 17, 2009

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $303,035 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------   ----------------  ---------   -------- ------- --- ---- -------  --------  ------   ------  ------
3M CO                          COM               88579Y101       3833   63780 SH       SOLE                 63560             220
ABBOTT LABS                    COM               002824100       6170  131164 SH       SOLE                130764             400
ACCENTURE LTD BERMUDA          CL A              G1150G111       8935  267045 SH       SOLE                265570            1475
ADOBE SYS INC                  COM               00724F101       8514  300845 SH       SOLE                299170            1675
AFLAC INC                      COM               001055102       4078  131162 SH       SOLE                130437             725
AIR PRODS & CHEMS INC          COM               009158106       5125   79339 SH       SOLE                 79089             250
ALCON INC                      COM SHS           H01301102       6545   56365 SH       SOLE                 56185             180
AUTOMATIC DATA PROCESSING IN   COM               053015103       5602  158063 SH       SOLE                157143             920
BECTON DICKINSON & CO          COM               075887109       7803  109420 SH       SOLE                108820             600
SCHWAB CHARLES CORP NEW        COM               808513105       6701  382030 SH       SOLE                379830            2200
COCA COLA CO                   COM               191216100       4788   99763 SH       SOLE                 99438             325
CONOCOPHILLIPS                 COM               20825C104       4252  101092 SH       SOLE                100825             267
DEVON ENERGY CORP NEW          COM               25179M103       1717   31497 SH       SOLE                 31327             170
DIAGEO P L C                   SPON ADR NEW      25243Q205       3922   68513 SH       SOLE                 68283             230
DOVER CORP                     COM               260003108       5597  169144 SH       SOLE                168194             950
EMERSON ELEC CO                COM               291011104       3579  110450 SH       SOLE                110120             330
ENCANA CORP                    COM               292505104       1970   39825 SH       SOLE                 39605             220
GLAXOSMITHKLINE PLC            SPONSORED ADR     37733W105       4572  129373 SH       SOLE                129003             370
HARRIS CORP DEL                COM               413875105       5832  205640 SH       SOLE                204540            1100
HASBRO INC                     COM               418056107       4685  193295 SH       SOLE                192695             600
ILLINOIS TOOL WKS INC          COM               452308109       4408  118048 SH       SOLE                117688             360
INTEL CORP                     COM               458140100       9997  604072 SH       SOLE                601372            2700
ISHARES TR                     RUSSELL 2000      464287655      33437  654610 SH       SOLE                651635            2975
HENRY JACK & ASSOC INC         COM               426281101       6215  299515 SH       SOLE                298590             925
JOHNSON & JOHNSON              COM               478160104       6094  107295 SH       SOLE                106960             335
LABORATORY CORP AMER HLDGS     COM NEW           50540R409       7801  115079 SH       SOLE                114439             640
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100        299    7900 SH       SOLE                  7900               0
MICROSOFT CORP                 COM               594918104      12335  518922 SH       SOLE                516597            2325
NIKE INC                       CL B              654106103       6367  122955 SH       SOLE                122280             675
NORFOLK SOUTHERN CORP          COM               655844108       4818  127895 SH       SOLE                127495             400
PAYCHEX INC                    COM               704326107       4197  166561 SH       SOLE                166011             550
PEPSICO INC                    COM               713448108       6162  112117 SH       SOLE                111507             610
PROCTER & GAMBLE CO            COM               742718109       5309  103900 SH       SOLE                103580             320
SIGMA ALDRICH CORP             COM               826552101       7730  155962 SH       SOLE                155212             750
SPECTRA ENERGY CORP            COM               847560109       4312  254872 SH       SOLE                253497            1375
STRYKER CORP                   COM               863667101       4959  124797 SH       SOLE                124122             675
SYSCO CORP                     COM               871829107       9429  419430 SH       SOLE                417625            1805
SOUTHERN CO                    COM               842587107       4422  141915 SH       SOLE                141455             460
TJX COS INC NEW                COM               872540109       7038  223725 SH       SOLE                222500            1225
UNITED PARCEL SERVICE INC      CL B              911312106       4681   93647 SH       SOLE                 93072             575
UNITED TECHNOLOGIES CORP       COM               913017109       6666  128295 SH       SOLE                127595             700
VARIAN MED SYS INC             COM               92220P105       5453  155177 SH       SOLE                154402             775
VERIZON COMMUNICATIONS         COM               92343V104       5605  182380 SH       SOLE                181805             575
V F CORP                       COM               918204108       5659  102239 SH       SOLE                101919             320
WALGREEN CO                    COM               931422109       4824  164095 SH       SOLE                162920            1175
DISNEY WALT CO                 COM DISNEY        254687106       8226  352595 SH       SOLE                350645            1950
WASTE MGMT INC DEL             COM               94106L109       3996  141897 SH       SOLE                141467             430
WATERS CORP                    COM               941848103       8375  162721 SH       SOLE                161821             900